Note 18 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 20 1 9 :
Total capital (to risk-weighted assets)	$33,087	14.41%	$	> 18,373	> 8.00%	$	> 22,966	> 10.00%
Tier 1 capital (to risk-weighted assets)	30,829	13.42		> 13,780	> 6.00		> 18,373	> 8.00
Common Equity Tier 1 capital (to risk-weighted assets)	30,829	13.42		> 10,335	> 4.50		> 14,928	> 6.50
Tier 1 capital (to average assets)	30,829	10.35		> 11,915	> 4.00		> 14,894	> 5.00
	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 20 1 8 :
Total capital (to risk-weighted assets)	$29,778	15.49%	$	> 15,378	> 8.00%	$	> 19,233	> 10.00%
Tier 1 capital (to risk-weighted assets)	27,786	14.45		> 11,534	> 6.00		> 15,378	> 8.00
Common Equity Tier 1 capital (to risk-weighted assets)	27,786	14.45		> 8,650	> 4.50		> 12,495	> 6.50
Tier 1 capital (to average assets)	27,786	10.92		> 10,175	> 4.00		> 12,718	> 5.00